CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Third-parties:
Advertising service revenue	$ 179,415,668	$ 138,056,640	$ 120,686,086
Advertising equipment revenue	1,558,764
Total third-parties revenues	180,974,432	138,056,640	120,686,086
Related-parties:
Advertising equipment revenue	219,918
Total revenues	181,194,350	138,056,640	120,686,086
Third-parties:
Advertising service cost	127,057,954	121,000,454	61,104,381
Advertising equipment cost	1,339,536
Total third-parties cost of revenues	128,397,490	121,000,454	61,104,381
Related-parties:
Advertising equipment cost	154,491
Total cost of revenues	128,551,981	121,000,454	61,104,381
Gross profit	52,642,369	17,056,186	59,581,705
Operating expenses:
Selling and marketing expenses	44,916,460	28,315,592	24,620,897
General and administrative expenses	13,207,064	9,499,717	7,425,222
Impairment loss on intangible assets and goodwill		145,720,504
Contingent loss in connection with a litigation	3,375,000
Other operating expense	2,140,655
Total operating expenses	63,639,179	183,535,813	32,046,119
Government grant			538,085
Share of (losses) profits from equity method investees	230,280	(109,989)	(998,606)
Dividend income from other investments	142,265
Gain on disposal of equity interest in a subsidiary	175,903
Operating profit (loss)	(10,448,362)	(166,589,616)	27,075,065
Interest income	1,711,117	2,082,605	1,860,017
Interest expense	(4,716,577)	(4,952,239)	(109,590)
Other (expenses) income	42,153		(1,278)
Net income (loss) before income taxes	(13,411,669)	(169,459,250)	28,824,214
Income tax (expenses) benefits	793,415	18,202,289	(2,348,254)
Net income (loss)	(12,618,254)	(151,256,961)	26,475,960
Net loss (income) attributable to noncontrolling interest	114,962	(81,261)	127,043
Net income (loss) attributable to VisionChina Media Inc. shareholders	(12,503,292)	(151,338,222)	26,603,003
Net income (loss) per share:
Basic (in dollars per share)	$ (0.12)	$ (1.83)	$ 0.37
Diluted (in dollars per share)	$ (0.12)	$ (1.83)	$ 0.37
Weighted average number of shares used in computation of net income (loss) per share:
Basic (in shares)	102,047,414	82,739,234	71,686,900
Diluted (in shares)	102,047,414	82,739,234	72,676,438
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	817,673	947,505	4,332,111
Cost of revenues
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	58,836	100,711	63,477
Selling and marketing expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	447,767	432,632	3,698,329
General and administrative expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	$ 311,070	$ 414,162	$ 570,305